Note 7 - Equity (Deficit) (Tables)	3 Months Ended
Mar. 31, 2019
Notes Tables
Schedule of Stockholders Equity [Table Text Block]
	BeyondSpring Inc.’s shareholders
	Ordinary share		Additional paid-in	Accumulated	Accumulated other comprehensive		Non controlling	Total equity
	Shares	Amount	capital	deficit	(loss) gain	Subtotal	interests	(deficit)
		$	$	$	$	$	$	$

Balances at January 1, 2019 (audited)	23,184,612	2	170,950	(178,760)	42	(7,766)	(1,616)	(9,382)
Share-based compensation	-	-	371	-	-	371	-	371
Foreign currency translation adjustment loss	-	-	-	-	(153)	(153)	(41)	(194)
Net loss	-	-	-	(7,293)	-	(7,293)	(534)	(7,827)

Balances at March 31, 2019 (unaudited)	23,184,612	2	171,321	(186,053)	(111)	(14,841)	(2,191)	(17,032)

Balances at January 1, 2018 (audited)	22,530,702	2	151,147	(123,891)	(182)	27,076	960	28,036
Share-based compensation	(75,000)	-	4,199	-	-	4,199	2	4,201
Foreign currency translation adjustment gain	-	-	-	-	(96)	(96)	31	(65)
Net loss	-	-	-	(13,656)	-	(13,656)	(425)	(14,081)

Balances at March 31, 2018 (unaudited)	22,455,702	2	155,346	(137,547)	(278)	17,523	568	18,091